Cover	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Entity Registrant Name	Better Home & Finance Holding Company
Amendment Description	This Post-Effective Amendment No.1 to the Registration Statement on Form S-1 (File No. 333-274947) (the “Registration Statement”) previously filed by Better Home & Finance Holding Company (the “Company”) and declared effective by the Securities and Exchange Commission (the “SEC”) on December 26, 2023 is being filed to include information contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023 filed with the SEC on April 8, 2024 and certain other information in such Registration Statement.The information included in this Post-Effective Amendment No. 1 to the Registration Statement updates and supplements the Registration Statement and the Prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable SEC registration fees were paid at the time of the filing of the Registration Statement.
Document Type	POS AM
Amendment Flag	true
Entity Central Index Key	0001835856